Commitments and Contingencies - Additional Information (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2013 acre	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Commitments And Contingencies [Line Items]
Capital commitments		$ 151.4	$ 27.0
Area leased under timberland cutting rights (acres)		88,000
Total lease expense		56.0	49.4	46.1
Capital lease obligations		24.9	25.9
Purchase commitments term, years		periods ranging from one to 15 years
Purchases during period under purchase agreements		61.7	27.7	28.5
Environmental remediation expense to date		3.2
Environmental reserve		34.1
Number of other U.S. and Canadian containerboard producers	PCA and eight other U.S. and Canadian containerboard producers were named as defendants
Number of lawsuits filed by the plaintiffs	5
Operating Leases
Schedule Of Commitments And Contingencies [Line Items]
Lease term, years		Lease terms range from one to 15 years
Capital Lease Obligations
Schedule Of Commitments And Contingencies [Line Items]
Interest paid, capital lease obligations		1.7	1.7	1.5
Asset Retirement Obligation
Schedule Of Commitments And Contingencies [Line Items]
Environmental reserve		26.5
Environmental Contingencies
Schedule Of Commitments And Contingencies [Line Items]
Environmental reserve		7.6
Accrued Liabilities
Schedule Of Commitments And Contingencies [Line Items]
Environmental reserve		7.8
Other Long-Term Liabilities
Schedule Of Commitments And Contingencies [Line Items]
Environmental reserve		$ 26.3